SCHEDULE H, LINE 4I — SCHEDULE OF ASSETS (HELD AT END OF YEAR) - Supplemental Schedule (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Notes Receivable from Participants	$ 33,845,848
Total	2,837,254,533
Notes receivable from participants, principal amount	33,845,848	$ 29,469,670
Investment, Identifier [Axis]: BrokerageLink accounts | Participant-directed brokerage
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	40,114,697
Investment, Identifier [Axis]: Europacific Growth Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	83,469,652
Investment, Identifier [Axis]: Fidelity Government Cash Reserves Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	7,402
Investment, Identifier [Axis]: Fidelity U.S. Bond Index Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	33,837,490
Investment, Identifier [Axis]: Huntington Bancshares Incorporated | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	181,447,740
Investment, Identifier [Axis]: Invesco Stable Value Trust B1 | Collective investment trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	69,093,935
Investment, Identifier [Axis]: Prudential Core Plus Bond Fund | Collective investment trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	61,326,645
Investment, Identifier [Axis]: Spartan 500 Index Plus Fund | Collective investment trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	482,613,444
Investment, Identifier [Axis]: Spartan Extended Market Index Fund | Collective investment trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	187,562,143
Investment, Identifier [Axis]: Spartan Total International Index Fund | Collective investment trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	77,194,914
Investment, Identifier [Axis]: T. Rowe Price Small Cap Stock Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	127,227,939
Investment, Identifier [Axis]: Vanguard Equity Income Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	119,011,345
Investment, Identifier [Axis]: Vanguard Inflation Protected Securities Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	11,657,341
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Fund | Collective investment trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	22,990,253
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Fund | Collective investment trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	86,175,234
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Fund | Collective investment trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	160,470,262
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Fund | Collective investment trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	192,226,173
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Fund | Collective investment trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	157,181,744
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Fund | Collective investment trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	162,251,714
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Fund | Collective investment trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	134,842,949
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Fund | Collective investment trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	103,603,683
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Fund | Collective investment trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	70,788,212
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Fund | Collective investment trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	31,949,067
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 Fund | Collective investment trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	5,327,607
Investment, Identifier [Axis]: Vanguard Target Retirement Income Fund | Collective investment trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	12,943,832
Investment, Identifier [Axis]: Wellington CIF II | Collective investment trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 188,093,268
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable from participants, interest rates	1.69%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable from participants, interest rates	9.50%
Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 181,447,740
Collective investment trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,206,635,079
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 375,211,169